Income Taxes	12 Months Ended
Jun. 30, 2012
Income Taxes:
Income Taxes

Note 8 - Income Taxes

The Financial Accounting Standards Board (FASB) has issued FASB ASC 740-10 (Prior authoritative literature: Financial Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - An Interpretation of FASB Statement No. 109 (FIN 48)).  FASB ASC 740-10 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with prior literature FASB Statement No. 109, Accounting for Income Taxes.  This standard requires a company to determine whether it is more likely than not that a tax position will be sustained upon examination based upon the technical merits of the position.  If the more-likely-than-not threshold is met, a company must measure the tax position to determine the amount to recognize in the financial statements.  As a result of the implementation of this standard, the Company performed a review of its material tax positions in accordance with recognition and measurement standards established by FASB ASC 740-10.

Deferred taxes are provided on a liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carry forwards and deferred tax liabilities are recognized for taxable temporary differences.  Temporary differences are the differences between the reported amounts of assets and liabilities and their tax basis.  Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.  Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

As of June 30, 2012, the Company had no accrued interest and penalties related to uncertain tax positions. The income tax provision differs from the amount of income tax determined by applying the U.S. federal and state income tax rates of 34% to pretax income from continuing operations for the year ended June 30, 2012 and 34% for the year ended June 30, 2011 due to the following:

Deferred tax assets and the valuation account are as follows:

	For the Years Ended
	June 30,
	2012	2011
Deferred tax asset:
Net operating loss carry forward	$1,958,897	$617,284
Valuation allowance	(1,958,897)	(617,284)
Total	$0	$0

The components of income tax expense are as follows:

	For the Years Ended
	June 30,
	2012	2011
Current Federal tax	$0	$0
Current State tax	0	0
Change in NOL benefit	1,341,613	497,846
Change in valuation allowance	(1,341,613)	(497,846)
Total	$0	$0

The potential income tax benefit of these losses has been offset by a full valuation allowance.

As of June 30, 2012 and 2011, the Company has an unused net operating loss carry-forward balance of $5,761,462 and $1,818,542 that is available to offset future taxable income. This unused net operating loss carry-forward balance begins to expire in 2029.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Years Ended June 30,
	2012	2011
Beginning balance	$0	$0
Additions based on tax positions related to current year	0	0
Additions for tax positions of prior years	0	0
Reductions for tax positions of prior years	0	0
Reductions in benefit due to income tax expense	0	0
Ending balance	$0	$0

At June 30, 2012 and 2011, the Company had no unrecognized tax benefits that, if recognized, would affect the effective tax rate.

The Company did not have any tax positions for which it is reasonably possible that the total amount of unrecognized tax benefits will significantly increase or decrease within the next 12 months.

As of June 30, 2012 and 2011, the Company had no accrued interest or penalties related to uncertain tax positions.

The tax years that remain subject to examination by major taxing jurisdictions are those for the years ended June 30, 2012, 2011, 2010 and 2009.